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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number     811-07242

The Cutler Trust

(Exact name of registrant as specified in charter)

525 Bigham Knoll Jacksonville, Oregon	97530
(Address of principal executive offices)	(Zip code)

Erich M. Patten

Cutler Investment Counsel, LLC         525 Bigham Knoll         Jacksonville, Oregon 97530

(Name and address of agent for service)

Registrant's telephone number, including area code:  (541) 770-9000

Date of fiscal year end:         June 30, 2012

Date of reporting period:       December 31, 2011

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

CUTLER EQUITY FUND

SEMI-ANNUAL REPORT

December 31, 2011
(Unaudited)

CUTLER EQUITY FUND TABLE OF CONTENTS

CUTLER EQUITY FUND LETTER TO SHAREHOLDERS

To The Cutler Trust Shareholders:

Please find enclosed the semi-annual report of the Cutler Equity Fund (the “Fund”) dated December 31, 2011. This past calendar year was tumultuous for investors, as the economic news cycle created volatility in equity prices. Despite this, the market finished the year with a rally that resulted in equity values roughly even with the beginning of the year.

The S&P 500 Total Return Index (the “S&P 500”) finished up 2.11% for the year. The Fund was well positioned for the ups and downs of the current market, resulting in strong outperformance in the year versus the S&P 500. The Fund finished up 7.64%, net of all fees and expenses. It is interesting to note that the S&P 500 has a dividend yield of approximately 2.2%, meaning that all of the return of the S&P 500 last year is attributable to dividends. In fact, this past year the market saw a general outperformance of dividend paying stocks versus non-dividend payers. This trend has become more pronounced since the financial crisis, as investors have shifted toward high quality, large capitalization companies, an understandable reaction to the poor market performance in recent years. These types of securities historically offer stable income and downside protection, important characteristics to investors who have too often seen their portfolios impacted by swift market corrections. Despite outperforming the broader market in 2011, we believe dividend stocks still remain attractively valued today. We do not believe now is the time to chase higher risk assets, i.e. lower quality, in search of potential upside performance.

Today’s economic climate remains uncertain. European debt problems have not been fully resolved, and global growth has decelerated after the initial economic recovery after the financial crisis. We believe that stocks have attractive valuations, and this remains the primary incentive to continue to own equities. The Federal Reserve holding interest rates at historic lows should ultimately buoy equity prices as well. However, our optimism remains prudent, and our approach of investing in dividend paying equities steadfast. We believe Cutler’s long-standing philosophy remains an appropriate investment approach in today’s economic climate.

Thank you for your continued support.

Sincerely,

Matthew C. Patten Chairman The Cutler Trust	Erich M. Patten Portfolio Manager Cutler Investment Counsel, LLC

The views in this report were those of Cutler Investment Counsel, LLC as of December 31, 2011 and may not reflect their views on the date this report is first published or anytime thereafter. These views are intended to assist shareholders in understanding their investment in the Fund and do not constitute investment advice.

Before investing you should carefully consider the Fund’s investment objectives, risks, charges and expenses. This and other information is in the prospectus, a copy of which may be obtained by calling 1-800-228-8537. Please read the prospectus carefully before you invest. Past performance is not predictive of future performance. Investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Performance data current to the most recent month-end are available by calling 800-228-8537.

CUTLER EQUITY FUND PERFORMANCE INFORMATION December 31, 2011 (Unaudited)

Comparison of the Change in Value of a $10,000 Investment in
Cutler Equity Fund and the S&P 500 Total Return Index

Average Annual Total Returns(a) (for periods ended December 31, 2011)
	1 Year	5 Years	10 Years
Cutler Equity Fund	7.64%	2.48%	3.58%
S&P 500 Total Return Index	2.11%	-0.25%	2.92%
(a)	Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

Cutler Equity Fund (the “Fund”) is managed pursuant to an equity income strategy. The investment adviser and Board of Trustees believe the S&P 500 Total Return Index is the most appropriate benchmark for the Fund due to its focus on large capitalization securities and broad index membership.

CUTLER EQUITY FUND PORTFOLIO INFORMATION December 31, 2011 (Unaudited)

Sector Allocation (% of Net Assets)

CUTLER EQUITY FUND SCHEDULE OF INVESTMENTS December 31, 2011 (Unaudited)

Shares	COMMON STOCKS — 98.7%	Value
	Consumer Discretionary — 13.0%
	Hotels, Restaurants & Leisure — 3.8%
17,300	McDonald's Corp.	$1,735,709

	Media — 2.8%
34,770	Walt Disney Co. (The)	1,303,875

	Multiline Retail — 3.4%
31,950	Nordstrom, Inc.	1,588,235

	Specialty Retail — 3.0%
32,980	Home Depot, Inc. (The)	1,386,479

	Consumer Staples — 11.6%
	Beverages — 2.5%
17,640	PepsiCo, Inc.	1,170,414

	Food & Staples Retailing — 2.0%
31,850	Sysco Corp.	934,161

	Food Products — 2.2%
35,875	Archer-Daniels-Midland Co.	1,026,025

	Household Products — 4.9%
14,740	Kimberly-Clark Corp.	1,084,274
17,575	Procter & Gamble Co. (The)	1,172,428
		2,256,702
	Energy — 9.8%
	Oil, Gas & Consumable Fuels — 9.8%
16,575	Chevron Corp.	1,763,580
19,150	ConocoPhillips	1,395,460
16,155	Exxon Mobil Corp.	1,369,298
		4,528,338
	Financials — 9.3%
	Commercial Banks — 2.5%
15,335	M&T Bank Corp.	1,170,674

	Consumer Finance — 3.4%
33,265	American Express Co.	1,569,110

	Insurance — 3.4%
22,290	Chubb Corp. (The)	1,542,914

CUTLER EQUITY FUND SCHEDULE OF INVESTMENTS (Continued)

Shares	COMMON STOCKS — 98.7% (Continued)	Value
	Health Care — 11.3%
	Health Care Equipment & Supplies — 2.4%
14,740	Becton, Dickinson and Co.	$1,101,373

	Pharmaceuticals — 8.9%
44,490	Bristol-Myers Squibb Co.	1,567,828
18,650	Johnson & Johnson	1,223,067
35,330	Merck & Co., Inc.	1,331,941
		4,122,836
	Industrials — 13.7%
	Aerospace & Defense — 5.4%
20,920	Honeywell International, Inc.	1,137,002
18,650	United Technologies Corp.	1,363,128
		2,500,130
	Electrical Equipment — 2.3%
22,850	Emerson Electric Co.	1,064,581

	Machinery — 2.6%
13,400	Caterpillar, Inc.	1,214,040

	Road & Rail — 3.4%
14,830	Union Pacific Corp.	1,571,090

	Information Technology — 10.4%
	IT Services — 4.4%
11,000	International Business Machines Corp.	2,022,680

	Semiconductors & Semiconductor Equipment — 6.0%
60,000	Intel Corp.	1,455,000
45,130	Texas Instruments, Inc.	1,313,734
		2,768,734
	Materials — 7.3%
	Chemicals — 5.4%
31,720	E.I. du Pont de Nemours and Co.	1,452,142
14,880	Monsanto Co.	1,042,642
		2,494,784
	Metals & Mining — 1.9%
21,835	Nucor Corp.	864,011

	Telecommunication Services — 5.8%
	Diversified Telecommunication Services — 5.8%
41,205	AT&T, Inc.	1,246,039
35,205	Verizon Communications, Inc.	1,412,425
		2,658,464

CUTLER EQUITY FUND SCHEDULE OF INVESTMENTS (Continued)

Shares	COMMON STOCKS — 98.7% (Continued)	Value
	Utilities — 6.5%
	Gas Utilities — 2.6%
21,130	National Fuel Gas Co.	$1,174,405

	Multi-Utilities — 3.9%
28,810	Consolidated Edison, Inc.	1,787,084

	Total Common Stocks (Cost $34,178,767)	$45,556,848

Shares	MONEY MARKET FUNDS — 1.2%	Value
566,805	Fidelity Institutional Money Market Portfolio - Select Class, 0.14% (a) (Cost $566,805)	$566,805

	Total Investments at Value — 99.9% (Cost $34,745,572)	$46,123,653

	Other Assets in Excess of Liabilities — 0.1%	55,820

	Net Assets — 100.0%	$46,179,473

(a)	Variable rate security. The rate shown is the 7-day effective yield as of December 31, 2011.

See accompanying notes to financial statements.

CUTLER EQUITY FUND STATEMENT OF ASSETS AND LIABILITIES December 31, 2011 (Unaudited)

ASSETS
Investments in securities:
At acquisition cost	$34,745,572
At value (Note 2)	$46,123,653
Dividends receivable	88,230
Receivable for capital shares sold	852
Other assets	17,648
Total assets	46,230,383

LIABILITIES
Dividends payable	672
Payable for capital shares redeemed	7
Payable to Adviser (Note 3)	29,122
Payable to administrator (Note 3)	6,000
Other accrued expenses	15,109
Total liabilities	50,910

NET ASSETS	$46,179,473

NET ASSETS CONSIST OF:
Paid-in capital	$41,254,435
Distributions in excess of net investment income	(4,310)
Accumulated net realized losses from security transactions	(6,448,733)
Net unrealized appreciation on investments	11,378,081
NET ASSETS	$46,179,473

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	3,823,714

Net asset value, offering price and redemption price per share (Note 2)	$12.08

See accompanying notes to financial statements.

CUTLER EQUITY FUND STATEMENT OF OPERATIONS For the Six Months Ended December 31, 2011 (Unaudited)

INVESTMENT INCOME
Dividend income	$644,047

EXPENSES
Investment advisory fees (Note 3)	165,785
Administration fees (Note 3)	36,000
Professional fees	22,314
Trustees’ fees	15,000
Shareholder servicing fees (Note 3)	9,447
Insurance expense	8,840
Custody and bank service fees	8,155
Registration fees	7,733
Printing of shareholder reports	3,578
Postage and supplies	2,878
Other expenses	5,288
Total expenses	285,018

NET INVESTMENT INCOME	359,029

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains from investment transactions	337,150
Net change in unrealized appreciation/depreciation on investments	(549,881)
NET REALIZED AND UNREALIZED LOSSES ON INVESTMENTS	(212,731)

NET INCREASE IN NET ASSETS FROM OPERATIONS	$146,298

See accompanying notes to financial statements.

CUTLER EQUITY FUND STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended December 31, 2011 (Unaudited)	Year Ended June 30, 2011
FROM OPERATIONS
Net investment income	$359,029	$629,439
Net realized gains from investment transactions	337,150	2,119,019
Net change in unrealized appreciation/ depreciation on investments	(549,881)	8,227,077
Net increase in net assets from operations	146,298	10,975,535

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(365,105)	(629,518)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	2,478,731	8,839,037
Net asset value of shares issued in reinvestment of distributions to shareholders	363,954	628,267
Payments for shares redeemed	(1,829,936)	(5,542,974)
Net increase from capital share transactions	1,012,749	3,924,330

TOTAL INCREASE IN NET ASSETS	793,942	14,270,347

NET ASSETS
Beginning of period	45,385,531	31,115,184
End of period	$46,179,473	$45,385,531

ACCUMULATED UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET INVESTMENT INCOME	$(4,310)	$1,766

CAPITAL SHARE ACTIVITY
Shares sold	220,992	785,698
Shares reinvested	31,680	54,495
Shares redeemed	(156,509)	(503,238)
Net increase in shares outstanding	96,163	336,955
Shares outstanding at beginning of period	3,727,551	3,390,596
Shares outstanding at end of period	3,823,714	3,727,551

See accompanying notes to financial statements.

CUTLER EQUITY FUND FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Period
	Six Months Ended Dec. 31, 2011 (Unaudited)		Years Ended June 30,
			2011	2010	2009	2008	2007
Net asset value at beginning of period	$12.18		$9.18	$8.00	$10.80	$12.34	$10.46

Income (loss) from investment operations:
Net investment income	0.09		0.18	0.17	0.21	0.18	0.16
Net realized and unrealized gains (losses) on investments	(0.09)		3.00	1.18	(2.80)	(1.54)	1.88
Total from investment operations	0.00		3.18	1.35	(2.59)	(1.36)	2.04

Less distributions from:
Net investment income	(0.10)		(0.18)	(0.17)	(0.21)	(0.18)	(0.16)

Net asset value at end of period	$12.08		$12.18	$9.18	$8.00	$10.80	$12.34

Total return (a)	0.01%	(b)	34.73%	16.82%	(24.06% )	(11.13% )	19.59%

Net assets at end of period (000’s)	$46,179		$45,386	$31,115	$27,590	$34,549	$40,512

Ratios/supplementary data:
Ratio of net expenses to average net assets (c)	1.29%	(d)	1.33%	1.40%	1.40%	1.31%	1.30%

Ratio of net investment income to average net assets	1.62%	(d)	1.59%	1.76%	2.45%	1.48%	1.36%

Portfolio turnover rate	1%	(b)	15%	13%	21%	13%	10%

(a)
Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)	Not annualized.
(c)	Absent waivers by the Fund’s investment adviser, the ratio of total expenses to average net assets would have been 1.42% and 1.50% for the years ended June 30, 2010 and 2009, respectively (Note 3).
(d)	Annualized.

See accompanying notes to financial statements.

CUTLER EQUITY FUND NOTES TO FINANCIAL STATEMENTS December 31, 2011 (Unaudited)

1.	Organization

Cutler Equity Fund (the “Fund”) is a diversified series of The Cutler Trust (the “Trust”). The Trust is a Delaware statutory trust that is registered as an open-end management investment company under the Investment Company Act of 1940. The Fund is the only series of the Trust. Under its Trust Instrument, the Trust is authorized to issue an unlimited number of Fund shares of beneficial interest without par value. The Fund commenced operations on October 2, 1992.

The Fund seeks current income and long-term capital appreciation.

2.	Significant Accounting Policies

The following summarizes the significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities Valuation — Portfolio securities are valued as of the close of business of the regular session of the principal exchange where the security is traded. Exchange traded securities for which market quotations are readily available are valued using the last reported sales price provided by independent pricing services as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time), on each Fund business day. In the absence of a sale, such securities are valued at the mean of the last bid and asked price. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Non-exchange traded securities for which over-the-counter quotations are available are generally valued at the mean between the closing bid and asked prices. Money market instruments that mature in sixty days or less may be valued at amortized cost unless the Fund’s investment adviser believes another valuation is more appropriate.

The Fund values securities at fair value pursuant to procedures adopted by the Board of Trustees if (1) market quotations are insufficient or not readily available or (2) the Fund’s investment adviser believes that the prices or values available are unreliable due to, among other things, the occurrence of events after the close of the securities markets on which the Fund’s securities primarily trade but before the time as of which the Fund calculates its net asset value. Fair valued securities will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

CUTLER EQUITY FUND NOTES TO FINANCIAL STATEMENTS (Continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2011 by security type:

	Level 1	Level 2	Level 3	Total
Common Stocks	$45,556,848	$—	$—	$45,556,848
Money Market Funds	566,805	—	—	566,805
Total	$46,123,653	$—	$—	$46,123,653

See the Fund’s Schedule of Investments for a listing of the common stocks valued using Level 1 inputs by industry type. During the six months ended December 31, 2011, the Fund did not have any significant transfers in and out of any Level. There were no Level 2 or Level 3 securities or derivative instruments held by the Fund during the six months ended or as of December 31, 2011. It is the Fund’s policy to recognize transfers into and out of any Level at the end of the reporting period.

Share Valuation — The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund’s assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of the Fund is equal to the net asset value per share.

Estimates — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Security Transactions, Investment Income and Realized Gains and Losses — Investment transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded as earned. Gains and losses on securities sold are determined on a specific identification basis.

Distributions to Shareholders — Distributions to shareholders of net investment income, if any, are declared and paid quarterly. Capital gain distributions, if any, are distributed to shareholders annually. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund. Dividends and distributions are recorded on the ex-dividend date. The tax character of distributions paid during the periods ended December 31, 2011 and June 30, 2011 was ordinary income.

CUTLER EQUITY FUND NOTES TO FINANCIAL STATEMENTS (Continued)

Federal Income Taxes — The Fund intends to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which the Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund’s intention to declare and pay as dividends in each calendar year at least 98% of its investment income (earned during the calendar year) and 98.2% of its net realized gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of December 31, 2011:

Tax cost of portfolio investments	$34,765,271
Gross unrealized appreciation	$12,149,630
Gross unrealized depreciation	(791,248)
Net unrealized appreciation	11,358,382
Distributions in excess of net investment income	(4,310)
Capital loss carryforwards	(6,766,184)
Other gains	337,150
Accumulated earnings	$4,925,038

The difference between the federal income tax cost of portfolio investments and the financial statement cost is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are due to losses deferred due to wash sales.

As of June 30, 2011, the Fund had capital loss carryforwards of $6,766,184, of which $2,687,016 expires June 30, 2012, $340,161 expires June 30, 2014 and $3,739,007 expires June 30, 2018. These capital loss carryforwards may be utilized in the current and future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

The Fund recognizes the tax benefits or expenses of uncertain tax positions only when the position is “more-likely-than-not” to be sustained assuming examination by tax authorities. Management has reviewed the tax positions taken on Federal income tax returns for all open tax years (tax years ended June 30, 2008 through June 30, 2011) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements.

3.	Transactions with Affiliates

Investment Adviser — Cutler Investment Counsel, LLC (the “Adviser”) is the investment adviser to the Fund. Pursuant to an Investment Advisory Agreement, the Fund pays the Adviser a fee, which is accrued daily and paid monthly, at an annual rate of 0.75% of the Fund’s average daily net assets.

CUTLER EQUITY FUND NOTES TO FINANCIAL STATEMENTS (Continued)

The Adviser has entered into an Expense Limitation Agreement under which it has agreed to reduce its investment advisory fees and to pay Fund expenses until November 1, 2012 to the extent necessary to limit annual ordinary operating expenses to 1.40% of the Fund’s average daily net assets. Any such fee reductions by the Adviser, or payments by the Adviser of expenses which are the Fund’s obligation, are subject to repayment by the Fund, provided that the repayment does not cause the Fund’s ordinary operating expenses to exceed the expense limit, and provided further that the fees and expenses which are the subject of the repayment were incurred within 3 years of the repayment. No advisory fee reductions were required during the six months ended December 31, 2011.

Certain officers of the Trust are also officers of the Adviser.

Administration and Other Services — Under the terms of a Mutual Fund Services Agreement between the Trust and Ultimus Fund Solutions, LLC (“Ultimus”), Ultimus provides administrative, pricing, accounting, dividend disbursing, shareholder servicing and transfer agent services for the Fund. For these services, Ultimus receives a monthly fee from the Fund at an annual rate of 0.15% of the Fund’s average daily net assets up to $500 million; 0.125% on the next $500 million of such assets; and 0.10% on such assets in excess of $1 billion, subject to a minimum monthly fee of $6,000. In addition, the Fund pays out-of-pocket expenses including, but not limited to, postage, supplies and costs of pricing the Fund’s portfolio securities.

Certain officers of the Trust are also officers of Ultimus, or of Ultimus Fund Distributors, LLC, the principal underwriter of the Fund’s shares and an affiliate of Ultimus.

Shareholder Service Plan — The Fund may pay shareholder servicing fees not to exceed an annual rate of 0.25% of the Fund’s average daily net assets. These fees may be paid to various financial institutions that provide shareholder and account maintenance services. During the six months ended December 31, 2011, the Fund paid $9,447 for such services.

4.	Securities Transactions

The cost of purchases and proceeds from sales of investment securities, other than short-term investments, amounted to $2,337,963 and $537,530, respectively, during the six months ended December 31, 2011.

5.	Contingencies and Commitments

The Fund indemnifies the Trust’s officers and Board of Trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

CUTLER EQUITY FUND NOTES TO FINANCIAL STATEMENTS (Continued)

6.	New Legislation and Recent Accounting Pronouncement

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Fund. In general, the provisions of the Act will be effective for the Fund’s current fiscal year ending June 30, 2012. Although the Act provides several benefits, including unlimited carryover on future capital losses, there may be greater likelihood that all or a portion of the Fund’s pre-enactment capital loss carryovers may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers. Post-enactment capital losses will retain their long-term or short-term character unlike pre-enactment losses which are all characterized as short-term. Relevant information regarding the impact of the Act on the Fund, if any, will be included in the June 30, 2012 Annual Report.

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” ASU No. 2011-04 establishes common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and International Financial Reporting Standards. ASU No. 2011-04 is effective for interim and annual periods beginning after December 15, 2011 and is applied prospectively. Management is currently evaluating the impact ASU No. 2011-04 may have on financial statement disclosures.

7.	Subsequent Events

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

CUTLER EQUITY FUND ABOUT YOUR FUND’S EXPENSES (Unaudited)

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. These ongoing costs, which are deducted from the Fund’s gross income, directly reduce the investment return of the Fund.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples below are based on an investment of $1,000 made at the beginning of the period shown (July 1, 2011) and held for the entire period (December 31, 2011).

The table below illustrates the Fund’s ongoing costs in two ways:

Actual Fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare the Fund’s ongoing costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Fund does not charge transaction fees, such as purchase or redemption fees, nor does it impose any sales loads.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

CUTLER EQUITY FUND ABOUT YOUR FUND’S EXPENSES (Unaudited) (Continued)

More information about the Fund’s expenses, including annual expense ratios over the past five years, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund’s prospectus.

	Beginning Account Value July 1, 2011	Ending Account Value December 31, 2011	Expenses Paid During Period*
Based on Actual Fund Return	$1,000.00	$1,000.10	$6.50
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,018.70	$6.56

*	Expenses are equal to the Fund’s annualized expense ratio of 1.29% for the period, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

CUTLER EQUITY FUND ADDITIONAL INFORMATION (Unaudited)

Proxy Voting Information

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available without charge, upon request, by calling 1-800-228-8537 or on the SEC’s website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling 1-800-228-8537 or on the SEC’s website at http://www.sec.gov.

Form N-Q Information

The Trust files a complete listing of the Fund’s portfolio holdings with the SEC as of the first and third quarters of each fiscal year on Form N-Q. The filings are available without charge, upon request, by calling 1-800-228-8537. Furthermore, you may obtain a copy of the filings on the SEC’s website at http://www.sec.gov. The Trust’s Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

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CUTLER INVESTMENT COUNSEL, LLC
Investment Management

INVESTMENT ADVISER TO THE TRUST

525 Bigham Knoll
Jacksonville, OR 97530
(800)228-8537 • (541)770-9000
Fax:(541)779-0006
info@cutler.com

Item 2.	Code of Ethics.

Not required

Item 3.	Audit Committee Financial Expert.

Not required

Item 4.	Principal Accountant Fees and Services.

Not required

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Schedule of Investments.

(a)	Not applicable [schedule filed with Item 1]

(b)	Not applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10.	Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11.	Controls and Procedures.

(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit:  Not required

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3)  Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons:  Not applicable

(b)  Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)):  Attached hereto

Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   The Cutler Trust

By (Signature and Title)*		/s/ Erich M. Patten
Erich M. Patten, President

Date	February 22, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Erich M. Patten
Erich M. Patten, President

Date	February 22, 2012

By (Signature and Title)*		/s/ Matthew C. Patten
Matthew C. Patten, Treasurer

Date	February 22, 2012

* Print the name and title of each signing officer under his or her signature.